Document and Entity Information	Jun. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2018
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Nov. 01, 2018